Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of reconciliation of computed expected tax expense excluding non-controlling interest to income tax expense (benefit) attributable to continuing operations

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011
Computed “expected” tax expense excluding non-controlling interest	$83,190	$128,275	$155,714
Adjustments to tax expense attributable to:
Foreign tax differences	1,808	(36,139)	(40,733)
Tax-exempt income	(33,183)	(62)	(116)
State income taxes, net of federal benefit	3,139	658	3,849
Change in valuation allowance	-	-	(754)
Federal tax credits	(21,095)	(1,693)	(5,153)
Change in pension deferred tax	(397)	(1,252)	(199)
Domestic manufacturing deduction	(1,488)	(5,643)	(8,012)
Other	476	46	(5,545)
Total income tax expense	$32,450	$84,190	$99,051

Schedule of components of earnings before income taxes

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011
United States	$164,285	$178,821	$300,992
Foreign	73,401	187,680	143,906
Total earnings excluding non-controlling interest	237,686	366,501	444,898
Less: net loss (income) attributable to non-controlling interest	(1,529)	(277)	2,290
Total earnings before income taxes	$239,215	$366,778	$442,608

Schedule of components of total income taxes

	Years ended December 31,
(Thousands of dollars)	2013	2012	2011
Current:
Federal	$(33,679)	$68,928	$79,069
Foreign	28,048	31,149	15,318
State and local	3,093	6,507	6,549
Deferred:
Federal	24,698	(16,818)	(1,761)
Foreign	5,575	(935)	(232)
State and local	4,715	(4,641)	108
Income tax expense	32,450	84,190	99,051
Unrealized changes in other comprehensive income	10,318	(9,197)	(12,604)
Total income taxes	$42,768	$74,993	$86,447

Schedule of components of the net deferred income tax liability

	December 31,
(Thousands of dollars)	2013	2012

Deferred income tax liabilities:
Cash basis farming adjustment	$9,983	$10,413
Depreciation	114,519	108,083
LIFO	17,212	7,012
Other	3,970	3,770

	$145,684	$129,278
Deferred income tax assets:
Reserves/accruals	$53,207	$87,836
Tax credit carry-forwards	14,933	12,813
Deferred earnings of foreign subsidiaries	24,266	17,851
Net operating and capital loss carry-forwards	17,725	11,756
Other	3,535	1,442
	113,666	131,698
Valuation allowance	17,869	11,758
Net deferred income tax liability	$49,887	$9,338

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

(Thousands of dollars)	2013	2012

Beginning balance at January 1	$5,053	$7,898
Additions for uncertain tax positions of prior years	2,300	929
Decreases for uncertain tax positions of prior years	(238)	(2,715)
Additions for uncertain tax positions of current year	422	1,165
Lapse of statute of limitations	(236)	(2,224)
Ending balance at December 31	$7,301	$5,053